11. Employee and Director Benefit Programs (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Change in accumulated benefit obligation
(Dollars in thousands)
	2015	2014

Benefit obligation at beginning of period	$3,812	3,581
Service cost	334	348
Interest cost	65	67
Benefits paid	(218)	(184)
Reversal of excess accrual	-	-

Benefit obligation at end of period	$3,993	3,812

Amounts recognized in the Consolidated Balance Sheet
(Dollars in thousands)
	2015	2014

Benefit obligation	$3,993	3,812
Fair value of plan assets	-	-

(Dollars in thousands)
	2015	2014

Funded status	$(3,993)	(3,812)
Unrecognized prior service cost/benefit	-	-
Unrecognized net actuarial loss	-	-

Net amount recognized	$(3,993)	(3,812)

Unfunded accrued liability	$(3,993)	(3,812)
Intangible assets	-	-

Net amount recognized	$(3,993)	(3,812)

Schedule of Net Benefit Costs
(Dollars in thousands)
	2015	2014	2013

Service cost	$334	348	336
Interest cost	65	67	65

Net periodic cost	$399	415	401

Weighted average discount rate assumption
used to determine benefit obligation	5.47%	5.47%	5.46%

Schedule of Expected Benefit Payments
(Dollars in thousands)

Year ending December 31,
2016	$244
2017	$262
2018	$274
2019	$310
2020	$333
Thereafter	$8,259